Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Administrative Expenses [Abstract]
Personnel expenses	$ 628	$ 1,040	$ 981
Audit fees	101	111	112
Travelling expenses	3	4	9
Consulting fees	54	28	90
Communication	11	19	15
Stationery	2	2	2
Greek authorities tax (note 20)	116	264	256
Other	309	626	286
Total	$ 1,224	$ 2,094	$ 1,751